SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

June 30, 2023 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 97.28%
Fannie Mae — 60.03%
$43,000,000	(TBA), 2.00%, 7/15/53	$35,037,217
46,216	Pool #258022, 5.50%, 5/1/34	46,981
41,894	Pool #258070, 5.00%, 6/1/34	41,861
49,081	Pool #258157, 5.00%, 8/1/34	49,041
49,071	Pool #258163, 5.50%, 8/1/34	49,884
16,624	Pool #258224, 5.50%, 12/1/34	16,899
71,334	Pool #258251, 5.50%, 1/1/35	72,516
84,574	Pool #258305, 5.00%, 3/1/35	84,683
50,415	Pool #258394, 5.00%, 5/1/35	50,479
37,602	Pool #258410, 5.00%, 4/1/35	37,650
58,261	Pool #258448, 5.00%, 8/1/35	58,336
80,148	Pool #258450, 5.50%, 8/1/35	81,890
149,781	Pool #258627, 5.50%, 2/1/36	153,037
33,877	Pool #258737, 5.50%, 12/1/35	34,741
20,631	Pool #259378, 6.00%, 12/1/31	21,259
19,299	Pool #259393, 6.00%, 1/1/32	19,886
31,511	Pool #259590, 5.50%, 11/1/32	31,943
78,186	Pool #259611, 5.50%, 11/1/32	79,257
11,225	Pool #259634, 5.50%, 12/1/32	11,379
99,844	Pool #259659, 5.50%, 2/1/33	101,212
24,535	Pool #259671, 5.50%, 2/1/33	24,871
59,222	Pool #259686, 5.50%, 3/1/33	60,049
63,560	Pool #259725, 5.00%, 5/1/33	63,407
45,738	Pool #259761, 5.00%, 6/1/33	45,628
72,121	Pool #259777, 5.00%, 7/1/33	71,948
37,453	Pool #259789, 5.00%, 7/1/33	37,363
38,338	Pool #259830, 5.00%, 8/1/33	38,246
25,384	Pool #259848, 5.00%, 9/1/33	25,323
54,601	Pool #259867, 5.50%, 10/1/33	55,363
35,864	Pool #259869, 5.50%, 10/1/33	36,365
27,953	Pool #259998, 5.00%, 3/1/34	27,930
239,936	Pool #469101, 3.75%, 2/1/27	231,585
256,108	Pool #470828, 3.53%, 3/1/32	239,944
7,662	Pool #576445, 6.00%, 1/1/31	7,831
23,939	Pool #579402, 6.50%, 4/1/31	24,905
24,079	Pool #583728, 6.50%, 6/1/31	25,051
10,954	Pool #590931, 6.50%, 7/1/31	11,396
4,956	Pool #590932, 6.50%, 7/1/31	5,156
4,452	Pool #601865, 6.50%, 4/1/31	4,435
34,451	Pool #607611, 6.50%, 11/1/31	35,841
29,470	Pool #644437, 6.50%, 6/1/32	30,661
747,413	Pool #663159, 5.00%, 7/1/32	745,541
27,775	Pool #670278, 5.50%, 11/1/32	28,156
13,494	Pool #676702, 5.50%, 11/1/32	13,679
38,450	Pool #677591, 5.50%, 12/1/32	38,977

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 31,982	Pool #681883, 6.00%, 3/1/33	$33,282
34,004	Pool #686542, 5.50%, 3/1/33	34,479
161,366	Pool #695961, 5.50%, 1/1/33	163,578
98,459	Pool #696407, 5.50%, 4/1/33	99,834
303,599	Pool #702478, 5.50%, 6/1/33	307,838
87,042	Pool #702479, 5.00%, 6/1/33	86,832
33,468	Pool #723066, 5.00%, 4/1/33	33,387
137,593	Pool #723067, 5.50%, 5/1/33	139,514
114,826	Pool #723070, 4.50%, 5/1/33	113,023
186,898	Pool #727311, 4.50%, 9/1/33	183,964
100,518	Pool #727312, 5.00%, 9/1/33	100,276
117,476	Pool #727315, 6.00%, 10/1/33	122,250
29,528	Pool #738589, 5.00%, 9/1/33	29,457
36,871	Pool #739269, 5.00%, 9/1/33	36,783
72,188	Pool #748041, 4.50%, 10/1/33	71,054
67,636	Pool #749891, 5.00%, 9/1/33	67,473
104,370	Pool #753533, 5.00%, 11/1/33	104,119
32,662	Pool #755679, 6.00%, 1/1/34	33,990
297,640	Pool #777621, 5.00%, 2/1/34	296,924
64,639	Pool #781741, 6.00%, 9/1/34	67,394
59,560	Pool #781959, 5.50%, 6/1/34	60,547
29,000	Pool #783893, 5.50%, 12/1/34	29,480
57,875	Pool #783929, 5.50%, 10/1/34	58,834
2,843	Pool #788329, 6.50%, 8/1/34	3,008
16,233	Pool #798725, 5.50%, 11/1/34	16,502
49,371	Pool #799548, 6.00%, 9/1/34	51,475
563,118	Pool #806754, 4.50%, 9/1/34	554,351
239,598	Pool #806757, 6.00%, 9/1/34	249,811
291,913	Pool #806761, 5.50%, 9/1/34	296,749
90,325	Pool #808205, 5.00%, 1/1/35	90,253
155,136	Pool #815009, 5.00%, 4/1/35	155,335
89,412	Pool #820336, 5.00%, 9/1/35	89,526
82,538	Pool #822008, 5.00%, 5/1/35	82,644
124,557	Pool #829276, 5.00%, 8/1/35	124,716
115,105	Pool #829649, 5.50%, 3/1/35	117,012
132,424	Pool #844361, 5.50%, 11/1/35	135,302
25,416	Pool #845245, 5.50%, 11/1/35	25,968
22,436	Pool #866969, 6.00%, 2/1/36	23,420
66,517	Pool #884693, 5.50%, 4/1/36	68,214
202,547	Pool #885724, 5.50%, 6/1/36	207,715
60,288	Pool #919368, 5.50%, 4/1/37	61,844
237,334	Pool #922582, 6.00%, 12/1/36	249,096
85,082	Pool #934941, 5.00%, 8/1/39	85,721
257,109	Pool #934942, 5.00%, 9/1/39	259,040
51,129	Pool #943394, 5.50%, 6/1/37	52,450
172,705	Pool #948600, 6.00%, 8/1/37	181,729
63,828	Pool #952678, 6.50%, 8/1/37	67,646
89,088	Pool #986239, 6.00%, 7/1/38	93,749

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 107,408	Pool #986957, 5.50%, 7/1/38	$110,462
142,987	Pool #990617, 5.50%, 9/1/38	147,053
142,374	Pool #AA0645, 4.50%, 3/1/39	140,527
112,841	Pool #AA2243, 4.50%, 5/1/39	111,870
76,085	Pool #AA3206, 4.00%, 4/1/39	73,172
273,415	Pool #AA3207, 4.50%, 3/1/39	269,869
199,014	Pool #AA7042, 4.50%, 6/1/39	196,432
238,441	Pool #AA7658, 4.00%, 6/1/39	228,982
22,240	Pool #AA7741, 4.50%, 6/1/24	21,992
630,069	Pool #AB7798, 3.00%, 1/1/43	569,608
823,183	Pool #AB9204, 3.00%, 4/1/43	744,118
71,610	Pool #AC1463, 5.00%, 8/1/39	72,148
239,242	Pool #AC2109, 4.50%, 7/1/39	236,139
232,204	Pool #AC4395, 5.00%, 9/1/39	233,948
87,045	Pool #AC5329, 5.00%, 10/1/39	87,699
180,125	Pool #AC6305, 5.00%, 11/1/39	181,478
124,671	Pool #AC6307, 5.00%, 12/1/39	125,607
266,723	Pool #AC6790, 5.00%, 12/1/39	268,726
276,820	Pool #AC7199, 5.00%, 12/1/39	278,899
262,010	Pool #AD1470, 5.00%, 2/1/40	264,032
544,279	Pool #AD1471, 4.50%, 2/1/40	537,220
510,994	Pool #AD1585, 4.50%, 2/1/40	504,366
313,700	Pool #AD1586, 5.00%, 1/1/40	316,056
204,311	Pool #AD1638, 4.50%, 2/1/40	201,574
127,893	Pool #AD1640, 4.50%, 3/1/40	126,180
646,366	Pool #AD1942, 4.50%, 1/1/40	637,983
145,707	Pool #AD1988, 4.50%, 2/1/40	143,817
165,993	Pool #AD2896, 5.00%, 3/1/40	167,274
18,044	Pool #AD4456, 4.50%, 4/1/40	17,820
386,277	Pool #AD4458, 4.50%, 4/1/40	381,104
170,315	Pool #AD4940, 4.50%, 6/1/40	168,034
71,248	Pool #AD4946, 4.50%, 6/1/40	70,293
107,164	Pool #AD5728, 5.00%, 4/1/40	107,991
109,712	Pool #AD7239, 4.50%, 7/1/40	108,242
47,567	Pool #AD7242, 4.50%, 7/1/40	46,976
82,145	Pool #AD7256, 4.50%, 7/1/40	81,045
217,980	Pool #AD7271, 4.50%, 7/1/40	215,060
237,588	Pool #AD7272, 4.50%, 7/1/40	234,406
79,317	Pool #AD8960, 5.00%, 6/1/40	79,929
298,872	Pool #AD9614, 4.50%, 8/1/40	294,869
14,404	Pool #AE2011, 4.00%, 9/1/40	13,834
898,726	Pool #AE2012, 4.00%, 9/1/40	863,219
105,855	Pool #AE2023, 4.00%, 9/1/40	101,673
227,720	Pool #AE5432, 4.00%, 10/1/40	218,724
297,999	Pool #AE5435, 4.50%, 9/1/40	294,008
116,480	Pool #AE5806, 4.50%, 9/1/40	115,034
267,519	Pool #AE5861, 4.00%, 10/1/40	256,949

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$117,567	Pool #AE5862, 4.00%, 10/1/40	$112,922
249,246	Pool #AE6850, 4.00%, 10/1/40	239,399
138,856	Pool #AE7699, 4.00%, 11/1/40	133,370
372,618	Pool #AE7703, 4.00%, 10/1/40	357,896
141,790	Pool #AE7707, 4.00%, 11/1/40	136,188
113,913	Pool #AH0300, 4.00%, 11/1/40	109,412
178,641	Pool #AH0301, 3.50%, 11/1/40	166,869
12,932	Pool #AH0302, 4.00%, 11/1/40	12,421
215,844	Pool #AH0306, 4.00%, 12/1/40	207,316
332,306	Pool #AH0508, 4.00%, 11/1/40	319,178
526,114	Pool #AH0537, 4.00%, 12/1/40	505,328
498,565	Pool #AH0914, 4.50%, 11/1/40	491,887
242,581	Pool #AH0917, 4.00%, 12/1/40	232,997
200,934	Pool #AH1077, 4.00%, 1/1/41	193,481
178,633	Pool #AH2973, 4.00%, 12/1/40	171,575
208,773	Pool #AH2980, 4.00%, 1/1/41	200,524
568,753	Pool #AH5656, 4.00%, 1/1/41	546,282
312,535	Pool #AH5658, 4.00%, 2/1/41	300,187
224,667	Pool #AH5662, 4.00%, 2/1/41	215,791
165,206	Pool #AH5882, 4.00%, 2/1/26	161,366
146,527	Pool #AH6764, 4.00%, 3/1/41	140,738
594,642	Pool #AH6768, 4.00%, 3/1/41	570,812
289,075	Pool #AH7281, 4.00%, 3/1/41	277,490
102,451	Pool #AH7526, 4.50%, 3/1/41	101,014
391,475	Pool #AH7537, 4.00%, 3/1/41	375,787
131,207	Pool #AH8878, 4.50%, 4/1/41	129,367
135,358	Pool #AH8885, 4.50%, 4/1/41	133,678
52,251	Pool #AH9050, 3.50%, 2/1/26	50,684
333,662	Pool #AI0114, 4.00%, 3/1/41	320,290
234,273	Pool #AI1846, 4.50%, 5/1/41	230,988
260,779	Pool #AI1847, 4.50%, 5/1/41	257,123
499,506	Pool #AI1848, 4.50%, 5/1/41	492,502
322,241	Pool #AI1849, 4.50%, 5/1/41	317,769
162,240	Pool #AJ0651, 4.00%, 8/1/41	155,738
539,624	Pool #AJ9133, 4.00%, 1/1/42	517,999
202,260	Pool #AK6715, 3.50%, 3/1/42	188,949
325,874	Pool #AK6716, 3.50%, 3/1/42	304,427
306,010	Pool #AK6718, 3.50%, 2/1/42	285,871
214,120	Pool #AM6907, 3.68%, 10/1/32	201,815
451,092	Pool #AM9780, 3.31%, 3/1/31	416,581
350,000	Pool #AN0360, 3.95%, 12/1/45	299,833
869,752	Pool #AN2066, 2.75%, 7/1/26	818,955
224,474	Pool #AN2444, 2.43%, 8/1/26	209,091
885,419	Pool #AN2746, 2.30%, 9/1/26	820,875
440,358	Pool #AN3919, 2.82%, 12/1/26	413,298
798,178	Pool #AN5053, 3.34%, 4/1/27	760,106
195,942	Pool #AN6580, 3.36%, 9/1/29	183,571
897,889	Pool #AN7154, 3.21%, 10/1/32	817,737

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$2,000,000	Pool #AN8055, 3.05%, 1/1/30	$1,837,209
1,500,000	Pool #AN8121, 3.16%, 1/1/35	1,327,714
187,652	Pool #AO2923, 3.50%, 5/1/42	175,302
550,575	Pool #AO8029, 3.50%, 7/1/42	514,340
128,611	Pool #AP7483, 3.50%, 9/1/42	120,147
134,983	Pool #AQ6710, 2.50%, 10/1/27	128,117
576,372	Pool #AQ7193, 3.50%, 7/1/43	538,045
151,045	Pool #AR6928, 3.00%, 3/1/43	136,538
667,321	Pool #AS1916, 4.00%, 3/1/44	639,547
136,169	Pool #AS1917, 4.00%, 3/1/44	130,557
404,388	Pool #AS2439, 4.00%, 5/1/44	387,722
756,495	Pool #AS3494, 4.00%, 10/1/44	725,009
179,902	Pool #AS3726, 4.00%, 11/1/44	169,846
183,465	Pool #AS3929, 4.00%, 12/1/44	173,210
219,134	Pool #AS4070, 4.00%, 12/1/44	206,439
143,447	Pool #AS4390, 3.50%, 2/1/45	133,192
165,390	Pool #AS4732, 3.50%, 4/1/45	153,406
645,497	Pool #AS4905, 3.50%, 4/1/45	598,725
924,471	Pool #AS5341, 3.50%, 7/1/45	857,485
546,237	Pool #AS5576, 4.00%, 8/1/45	523,288
405,732	Pool #AS5919, 3.50%, 9/1/45	376,800
209,590	Pool #AS6303, 4.00%, 11/1/45	200,784
230,041	Pool #AS6607, 4.00%, 1/1/46	220,376
580,113	Pool #AS6778, 3.50%, 3/1/46	537,236
261,178	Pool #AS6958, 3.50%, 4/1/46	242,154
718,525	Pool #AS7138, 3.50%, 5/1/46	663,407
373,490	Pool #AS7139, 3.50%, 5/1/46	344,840
679,626	Pool #AS7334, 3.00%, 6/1/46	608,253
811,221	Pool #AS7335, 3.00%, 5/1/46	726,027
323,905	Pool #AS7336, 3.00%, 6/1/46	289,889
1,430,659	Pool #AS7504, 3.00%, 7/1/46	1,280,413
440,263	Pool #AS7516, 3.00%, 7/1/46	394,027
336,527	Pool #AS7517, 3.00%, 6/1/46	301,434
119,098	Pool #AS7518, 3.00%, 7/1/46	106,944
148,595	Pool #AS7674, 3.00%, 8/1/46	132,990
994,025	Pool #AS7676, 3.00%, 8/1/46	889,634
622,782	Pool #AS8077, 3.00%, 10/1/46	557,378
462,062	Pool #AS8289, 3.00%, 10/1/46	413,537
472,773	Pool #AS8441, 3.00%, 11/1/46	423,123
734,175	Pool #AS8633, 3.50%, 1/1/47	677,857
306,854	Pool #AS8776, 3.50%, 2/1/47	283,316
333,681	Pool #AS9381, 4.00%, 4/1/47	317,666
157,610	Pool #AS9549, 4.00%, 5/1/47	150,536
583,218	Pool #AS9550, 4.00%, 5/1/47	555,226
234,748	Pool #AS9729, 4.00%, 6/1/47	223,481
187,969	Pool #AS9825, 4.00%, 6/1/47	178,947
421,314	Pool #AT2688, 3.00%, 5/1/43	380,848

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 224,030	Pool #AT3963, 2.50%, 3/1/28	$209,332
88,481	Pool #AT7873, 2.50%, 6/1/28	82,676
277,988	Pool #AU0971, 3.50%, 8/1/43	259,503
356,470	Pool #AU2165, 3.50%, 7/1/43	332,766
322,910	Pool #AU2188, 3.50%, 8/1/43	301,437
31,981	Pool #AU6054, 4.00%, 9/1/43	30,750
180,193	Pool #AU6718, 4.00%, 10/1/43	173,257
332,659	Pool #AU7003, 4.00%, 11/1/43	320,310
197,834	Pool #AU7005, 4.00%, 11/1/43	189,949
187,956	Pool #AV0679, 4.00%, 12/1/43	181,617
257,961	Pool #AV9282, 4.00%, 2/1/44	244,468
192,141	Pool #AW0993, 4.00%, 5/1/44	185,009
129,184	Pool #AW1565, 4.00%, 4/1/44	122,608
540,329	Pool #AW5046, 4.00%, 7/1/44	517,840
78,570	Pool #AW5047, 4.00%, 7/1/44	75,653
102,981	Pool #AW7040, 4.00%, 6/1/44	97,925
64,349	Pool #AW8629, 3.50%, 5/1/44	59,708
651,515	Pool #AX2884, 3.50%, 11/1/44	604,524
449,188	Pool #AX4860, 3.50%, 12/1/44	416,790
547,654	Pool #AY1389, 3.50%, 4/1/45	507,972
166,810	Pool #AY3435, 3.50%, 5/1/45	154,915
587,025	Pool #AY5571, 3.50%, 6/1/45	544,490
267,427	Pool #BC0802, 3.50%, 4/1/46	247,661
235,152	Pool #BC0804, 3.50%, 4/1/46	217,114
359,943	Pool #BC1135, 3.00%, 6/1/46	322,408
694,740	Pool #BD5021, 3.50%, 2/1/47	641,446
911,937	Pool #BD7140, 4.00%, 4/1/47	868,168
1,029,360	Pool #BE4232, 3.00%, 12/1/46	921,258
175,937	Pool #BE9743, 3.50%, 4/1/47	162,861
475,348	Pool #BH2665, 3.50%, 9/1/47	438,678
103,772	Pool #BH4659, 4.00%, 6/1/47	99,488
257,428	Pool #BJ0657, 4.00%, 2/1/48	244,906
345,405	Pool #BJ2670, 4.00%, 4/1/48	328,604
737,211	Pool #BJ5158, 4.00%, 4/1/48	701,350
298,830	Pool #BK7685, 4.00%, 10/1/48	284,294
419,033	Pool #BK7924, 4.00%, 11/1/48	400,027
8,920,000	Pool #BL4650, 2.30%, 10/1/31	7,612,012
441,075	Pool #BL5454, 2.77%, 1/1/35	377,728
500,000	Pool #BL9633, 1.92%, 12/1/35	387,058
1,500,000	Pool #BL9824, 1.56%, 12/1/30	1,222,062
100,459	Pool #BO1263, 3.50%, 6/1/49	92,877
435,672	Pool #BO3599, 3.00%, 9/1/49	386,885
561,290	Pool #BO5263, 3.00%, 9/1/49	498,436
2,219,014	Pool #BO6771, 2.50%, 5/1/51	1,883,506
746,992	Pool #BP3417, 2.50%, 5/1/51	634,049
675,582	Pool #BP8731, 2.50%, 6/1/50	578,636
882,998	Pool #BP8741, 2.50%, 6/1/50	752,338
1,699,305	Pool #BQ4469, 2.00%, 2/1/51	1,391,047

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 486,327	Pool #BQ4493, 1.50%, 2/1/51	$376,307
453,487	Pool #BQ5723, 2.00%, 10/1/50	371,392
1,335,634	Pool #BQ7523, 2.00%, 11/1/50	1,093,843
800,969	Pool #BQ7524, 2.50%, 10/1/50	685,168
4,536,469	Pool #BR0940, 2.00%, 4/1/51	3,708,678
849,036	Pool #BR1037, 2.50%, 5/1/51	720,631
2,023,442	Pool #BR1113, 2.00%, 11/1/50	1,656,886
839,068	Pool #BR1114, 1.50%, 11/1/50	649,249
322,217	Pool #BR1115, 2.50%, 12/1/50	274,413
1,252,749	Pool #BR2051, 2.50%, 6/1/51	1,063,289
2,639,604	Pool #BR2234, 2.50%, 8/1/51	2,240,198
911,869	Pool #BR3565, 2.00%, 1/1/51	746,567
781,305	Pool #BR3566, 2.50%, 12/1/50	667,924
218,826	Pool #BR7088, 2.00%, 3/1/51	178,923
3,000,000	Pool #BS0046, 1.23%, 12/1/27	2,587,012
4,264,026	Pool #BS0345, 1.61%, 1/1/36	3,260,504
2,545,000	Pool #BS0391, 1.63%, 1/1/33	2,018,278
3,700,000	Pool #BS0915, 1.62%, 3/1/31	2,960,690
1,000,000	Pool #BS1281, 1.59%, 3/1/31	809,949
686,855	Pool #BS1326, 1.19%, 3/1/26	622,772
1,906,130	Pool #BS1482, 1.61%, 3/1/31	1,575,826
700,000	Pool #BS1524, 2.01%, 3/1/33	572,034
1,500,000	Pool #BS1560, 2.03%, 4/1/31	1,262,120
1,974,900	Pool #BS1877, 2.97%, 5/1/51	1,538,374
978,629	Pool #BS4422, 2.59%, 3/1/32	846,841
1,000,000	Pool #BS5203, 2.41%, 4/1/32	856,285
245,152	Pool #BS5840, 3.78%, 7/1/32	228,790
669,000	Pool #BS6083, 4.38%, 7/1/32	661,831
400,000	Pool #BS6178, 3.41%, 7/1/29	375,195
1,380,000	Pool #BS6700, 4.09%, 9/1/32	1,308,185
884,000	Pool #BS8032, 5.00%, 3/1/28	891,727
1,000,000	Pool #BS8302, 4.61%, 4/1/28	996,095
1,000,000	Pool #BS8303, 4.61%, 4/1/28	996,106
2,735,000	Pool #BS8483, 4.81%, 5/1/28	2,744,558
539,501	Pool #BS8518, 4.30%, 5/1/28	530,550
2,800,000	Pool #BS8572, 4.23%, 5/1/28	2,750,097
2,112,000	Pool #BS8592, 3.98%, 5/1/28	2,047,998
7,700,000	Pool #BS8666, 4.62%, 6/1/28	7,685,638
7,484,000	Pool #BS8822, 4.32%, 6/1/28	7,368,686
5,422,000	Pool #BS8844, 4.55%, 6/1/28	5,393,038
1,787,418	Pool #BT6821, 2.50%, 10/1/51	1,516,820
1,291,997	Pool #BT8237, 4.00%, 6/1/52	1,211,984
243,956	Pool #BT8243, 4.00%, 6/1/52	228,848
1,862,510	Pool #BT9419, 2.50%, 11/1/51	1,580,472
1,408,357	Pool #BU1334, 2.50%, 2/1/52	1,194,927
1,803,542	Pool #BU1337, 3.00%, 2/1/52	1,592,438
217,509	Pool #BV4205, 3.00%, 2/1/52	192,149

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 1,298,895	Pool #BV6760, 3.50%, 3/1/52	$1,184,111
3,079,358	Pool #BV8876, 3.50%, 4/1/52	2,806,756
563,721	Pool #CA0114, 3.50%, 8/1/47	520,234
570,697	Pool #CA0334, 3.50%, 9/1/47	526,672
580,161	Pool #CA0534, 3.50%, 10/1/47	535,406
169,994	Pool #CA0536, 3.50%, 10/1/47	156,880
590,595	Pool #CA0551, 4.00%, 10/1/47	562,249
482,637	Pool #CA0565, 3.50%, 10/1/47	445,405
1,049,652	Pool #CA0742, 3.50%, 11/1/47	968,679
244,131	Pool #CA0743, 3.50%, 11/1/47	225,987
646,538	Pool #CA0825, 3.50%, 12/1/47	596,662
650,940	Pool #CA0981, 3.50%, 12/1/47	600,725
186,376	Pool #CA1070, 3.50%, 1/1/48	171,999
475,702	Pool #CA1115, 3.50%, 1/1/48	439,005
975,333	Pool #CA1130, 3.50%, 1/1/48	900,093
183,677	Pool #CA1131, 3.50%, 2/1/48	169,507
291,033	Pool #CA1132, 3.50%, 1/1/48	268,582
430,678	Pool #CA1144, 3.50%, 2/1/48	397,454
105,361	Pool #CA1152, 3.50%, 2/1/48	97,233
394,443	Pool #CA1160, 3.50%, 2/1/48	365,128
491,316	Pool #CA1161, 3.50%, 2/1/48	453,374
274,319	Pool #CA1338, 4.00%, 3/1/48	260,975
553,218	Pool #CA1339, 3.50%, 3/1/48	510,495
184,400	Pool #CA1418, 4.00%, 3/1/48	175,430
238,275	Pool #CA1420, 4.00%, 3/1/48	226,684
184,674	Pool #CA1468, 4.00%, 3/1/48	175,690
471,283	Pool #CA1469, 4.00%, 3/1/48	448,358
177,437	Pool #CA1471, 4.00%, 3/1/48	169,389
1,076,234	Pool #CA1507, 4.00%, 4/1/48	1,023,882
401,532	Pool #CA1610, 3.50%, 3/1/48	370,524
423,881	Pool #CA1611, 4.00%, 4/1/48	403,262
415,265	Pool #CA1612, 3.50%, 4/1/48	383,196
500,337	Pool #CA1613, 4.00%, 4/1/48	475,999
193,394	Pool #CA2381, 4.00%, 9/1/48	183,986
211,546	Pool #CA2440, 4.00%, 9/1/48	201,255
169,061	Pool #CA2441, 4.00%, 10/1/48	159,595
163,334	Pool #CA2442, 4.00%, 10/1/48	155,926
360,899	Pool #CA2443, 4.00%, 10/1/48	343,343
191,546	Pool #CA2468, 4.00%, 10/1/48	182,229
584,286	Pool #CA2594, 4.00%, 11/1/48	558,466
245,144	Pool #CA2913, 4.00%, 1/1/49	233,219
307,046	Pool #CA3042, 4.00%, 1/1/49	292,110
351,751	Pool #CA3043, 4.00%, 2/1/49	334,641
169,771	Pool #CA3045, 4.50%, 1/1/49	166,042
27,475	Pool #CA3132, 4.00%, 2/1/49	26,247
158,320	Pool #CA3557, 3.50%, 5/1/49	146,374
354,686	Pool #CA3628, 3.50%, 6/1/49	326,567
195,189	Pool #CA3793, 3.50%, 6/1/49	179,715

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 137,601	Pool #CA3936, 3.50%, 7/1/49	$126,692
420,516	Pool #CA4043, 3.00%, 8/1/49	373,426
496,438	Pool #CA4320, 3.00%, 9/1/49	440,847
318,794	Pool #CA5106, 3.00%, 1/1/50	283,095
420,358	Pool #CA5132, 3.00%, 2/1/50	373,286
960,749	Pool #CA5309, 3.00%, 3/1/50	852,254
537,254	Pool #CA5312, 3.00%, 3/1/50	476,583
484,930	Pool #CA6150, 2.50%, 6/1/50	413,211
1,152,029	Pool #CA6151, 2.50%, 6/1/50	981,650
284,345	Pool #CA6251, 3.00%, 6/1/50	252,135
1,288,605	Pool #CA6253, 2.00%, 7/1/50	1,055,967
1,282,380	Pool #CA6263, 2.50%, 7/1/50	1,092,623
739,188	Pool #CA6285, 2.50%, 7/1/50	629,808
1,268,491	Pool #CA6966, 2.00%, 9/1/50	1,039,013
2,275,332	Pool #CA6967, 2.00%, 9/1/50	1,863,992
1,365,851	Pool #CA6968, 2.00%, 9/1/50	1,118,760
1,065,738	Pool #CA6969, 2.00%, 9/1/50	873,071
1,283,223	Pool #CA6971, 2.50%, 9/1/50	1,093,043
1,388,711	Pool #CA6972, 2.50%, 8/1/50	1,183,004
993,374	Pool #CA6973, 2.50%, 9/1/50	846,228
1,115,286	Pool #CA7258, 2.50%, 9/1/50	949,995
1,171,424	Pool #CA7259, 2.50%, 9/1/50	997,813
1,621,474	Pool #CA7317, 2.00%, 10/1/50	1,327,938
1,794,018	Pool #CA7549, 2.00%, 10/1/50	1,469,246
1,693,828	Pool #CA7917, 2.00%, 11/1/50	1,394,547
885,988	Pool #CA8069, 1.50%, 12/1/50	685,555
1,077,645	Pool #CA8070, 2.00%, 12/1/50	882,425
3,710,352	Pool #CA8077, 2.00%, 12/1/50	3,038,206
3,651,006	Pool #CA8337, 1.50%, 12/1/50	2,825,055
640,335	Pool #CA8425, 1.50%, 12/1/50	495,532
1,040,956	Pool #CA8432, 2.00%, 12/1/50	852,254
2,288,962	Pool #CA8518, 2.00%, 1/1/51	1,874,023
1,356,829	Pool #CA8685, 1.50%, 1/1/51	1,049,880
3,952,272	Pool #CA8811, 2.00%, 1/1/51	3,235,321
4,473,300	Pool #CA9048, 2.00%, 2/1/51	3,661,834
284,708	Pool #CB0245, 2.50%, 4/1/51	241,661
775,423	Pool #CB0437, 2.50%, 5/1/51	658,181
624,940	Pool #CB0480, 2.50%, 5/1/51	530,427
146,038	Pool #CB0576, 2.50%, 5/1/51	123,952
264,114	Pool #CB0582, 2.50%, 5/1/51	224,170
1,946,340	Pool #CB0688, 2.50%, 6/1/51	1,651,985
428,139	Pool #CB0689, 2.50%, 6/1/51	363,389
962,132	Pool #CB0972, 2.50%, 6/1/51	816,587
483,326	Pool #CB1003, 2.50%, 7/1/51	410,212
305,768	Pool #CB1010, 2.50%, 7/1/51	259,513
1,375,920	Pool #CB1060, 2.00%, 7/1/51	1,124,167
1,931,222	Pool #CB1311, 2.50%, 8/1/51	1,639,003

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 1,725,664	Pool #CB1444, 2.50%, 8/1/51	$1,464,482
985,754	Pool #CB1515, 2.50%, 8/1/51	836,558
1,730,992	Pool #CB1532, 2.50%, 9/1/51	1,469,004
1,771,372	Pool #CB1809, 2.50%, 10/1/51	1,503,204
1,051,018	Pool #CB1956, 2.50%, 10/1/51	891,863
893,162	Pool #CB2029, 2.50%, 11/1/51	757,911
1,765,621	Pool #CB2205, 2.50%, 11/1/51	1,498,186
719,587	Pool #CB2268, 2.50%, 12/1/51	610,593
499,815	Pool #CB2467, 2.50%, 12/1/51	424,090
1,824,013	Pool #CB2515, 2.50%, 12/1/51	1,547,663
2,870,391	Pool #CB2761, 3.00%, 2/1/52	2,534,413
6,346,130	Pool #CB2797, 3.00%, 2/1/52	5,603,318
5,809,868	Pool #CB2938, 3.00%, 2/1/52	5,119,497
1,177,736	Pool #CB3052, 3.00%, 2/1/52	1,037,789
1,258,339	Pool #CB3249, 3.00%, 4/1/52	1,108,668
1,984,110	Pool #CB3281, 3.50%, 4/1/52	1,808,466
430,468	Pool #CB3413, 3.50%, 4/1/52	393,711
825,804	Pool #CB3489, 2.50%, 4/1/52	699,889
650,123	Pool #CB3490, 3.00%, 4/1/52	572,720
7,800,294	Pool #CB3797, 4.00%, 6/1/52	7,317,224
6,778,888	Pool #CB3931, 4.00%, 6/1/52	6,359,073
5,503,353	Pool #CB4056, 4.50%, 7/1/52	5,289,366
2,926,254	Pool #CB4208, 4.50%, 7/1/52	2,812,472
2,526,662	Pool #CB4272, 4.50%, 7/1/52	2,428,489
9,725,851	Pool #CB4314, 4.50%, 8/1/52	9,347,955
12,367,442	Pool #CB4463, 4.50%, 8/1/52	11,886,558
362,880	Pool #CB4473, 4.50%, 8/1/52	350,217
4,823,959	Pool #CB4539, 4.50%, 9/1/52	4,636,525
4,627,757	Pool #CB4595, 4.00%, 9/1/52	4,341,161
6,117,152	Pool #CB4767, 5.00%, 9/1/52	5,992,457
2,912,371	Pool #CB4966, 5.50%, 10/1/52	2,898,391
1,633,587	Pool #CB4967, 5.50%, 10/1/52	1,627,098
10,532,028	Pool #CB5037, 5.50%, 11/1/52	10,481,346
4,286,309	Pool #CB5048, 6.00%, 11/1/52	4,326,393
5,861,544	Pool #CB5166, 6.00%, 11/1/52	5,916,360
2,998,809	Pool #CB5199, 6.00%, 11/1/52	3,026,854
5,619,059	Pool #CB5202, 6.50%, 11/1/52	5,740,292
445,764	Pool #CB5220, 6.50%, 12/1/52	455,072
3,211,222	Pool #CB5343, 6.00%, 12/1/52	3,241,253
341,009	Pool #CB5344, 6.50%, 12/1/52	352,426
1,763,519	Pool #CB5385, 6.00%, 12/1/52	1,778,670
2,398,947	Pool #CB5392, 6.00%, 12/1/52	2,419,558
2,770,307	Pool #CB5549, 6.00%, 1/1/53	2,794,108
1,094,992	Pool #CB5586, 6.00%, 1/1/53	1,104,400
4,724,806	Pool #CB5728, 5.50%, 2/1/53	4,702,952
1,446,715	Pool #CB5732, 5.50%, 2/1/53	1,439,770
4,595,394	Pool #CB5797, 5.50%, 3/1/53	4,573,036
2,095,492	Pool #CB5804, 6.00%, 2/1/53	2,115,172

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 2,876,921	Pool #CB5946, 5.50%, 3/1/53	$2,862,924
2,186,887	Pool #CB5980, 5.50%, 3/1/53	2,195,615
185,446	Pool #CB6005, 5.50%, 4/1/53	184,556
1,929,659	Pool #CB6126, 5.00%, 4/1/53	1,890,080
513,704	Pool #CB6138, 5.00%, 4/1/53	507,152
619,113	Pool #CB6208, 5.50%, 5/1/53	622,258
423,503	Pool #CB6368, 5.00%, 5/1/53	417,720
1,356,280	Pool #CB6400, 5.00%, 5/1/53	1,339,347
1,447,477	Pool #CB6564, 5.50%, 6/1/53	1,454,746
337,000	Pool #CB6607, 5.50%, 7/1/53	337,849
46,084	Pool #MC0013, 5.50%, 12/1/38	47,394
75,330	Pool #MC0014, 5.50%, 12/1/38	77,472
62,458	Pool #MC0016, 5.50%, 11/1/38	64,234
59,711	Pool #MC0038, 4.50%, 3/1/39	59,197
40,906	Pool #MC0059, 4.00%, 4/1/39	39,500
72,731	Pool #MC0081, 4.00%, 5/1/39	69,947
39,048	Pool #MC0112, 4.50%, 6/1/39	38,712
78,190	Pool #MC0127, 4.50%, 7/1/39	77,176
334,515	Pool #MC0154, 4.50%, 8/1/39	330,177
78,589	Pool #MC0160, 4.50%, 8/1/39	77,570
174,700	Pool #MC0177, 4.50%, 9/1/39	172,434
107,670	Pool #MC0270, 4.50%, 3/1/40	104,750
214,741	Pool #MC0325, 4.50%, 7/1/40	211,865
136,781	Pool #MC0584, 4.00%, 1/1/42	131,299

		423,610,896

Freddie Mac — 33.22%
418,975	Pool #Q63813, 3.50%, 4/1/49	386,220
741,616	Pool #QB5148, 2.00%, 11/1/50	607,247
1,214,648	Pool #QB5731, 2.00%, 11/1/50	994,723
1,864,925	Pool #QB5732, 2.50%, 11/1/50	1,588,381
1,693,975	Pool #QB6982, 2.00%, 11/1/50	1,387,052
479,596	Pool #QB6992, 1.50%, 12/1/50	371,121
1,148,097	Pool #QC4676, 2.50%, 7/1/51	974,442
773,876	Pool #QC6090, 2.50%, 8/1/51	656,794
1,695,239	Pool #QC6108, 2.50%, 8/1/51	1,438,696
1,027,733	Pool #QC6643, 2.50%, 8/1/51	872,204
1,082,836	Pool #QC9175, 2.50%, 10/1/51	918,927
1,734,067	Pool #QD0152, 2.50%, 10/1/51	1,471,514
267,770	Pool #QD1762, 2.00%, 11/1/51	218,677
2,591,952	Pool #QD4183, 2.50%, 12/1/51	2,199,407
831,608	Pool #QD7419, 3.00%, 2/1/52	734,617
386,306	Pool #QE0994, 3.50%, 4/1/52	352,164
3,219,739	Pool #QE2342, 4.00%, 5/1/52	3,020,274
4,831,141	Pool #QE7866, 4.00%, 8/1/52	4,531,848
1,182,176	Pool #QE9025, 4.00%, 8/1/52	1,108,940
603,457	Pool #QE9026, 5.00%, 8/1/52	591,153
1,048,775	Pool #QE9027, 4.50%, 8/1/52	1,007,988

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 1,406,927	Pool #QF0539, 4.00%, 9/1/52	$1,319,767
2,027,099	Pool #QF3474, 6.00%, 11/1/52	2,045,417
246,754	Pool #QG5944, 5.00%, 6/1/53	241,692
243,154	Pool #RA1234, 3.50%, 8/1/49	223,876
258,012	Pool #RA1382, 3.00%, 9/1/49	229,132
1,339,788	Pool #RA1383, 3.00%, 9/1/49	1,189,818
253,945	Pool #RA1470, 3.00%, 10/1/49	225,519
271,077	Pool #RA1713, 3.00%, 11/1/49	240,734
470,971	Pool #RA1714, 3.00%, 11/1/49	418,253
629,114	Pool #RA1716, 3.00%, 11/1/49	558,694
470,922	Pool #RA1724, 2.50%, 10/1/49	403,304
375,512	Pool #RA1979, 3.00%, 12/1/49	333,479
903,002	Pool #RA1987, 3.00%, 12/1/49	801,924
1,401,150	Pool #RA1988, 3.00%, 1/1/50	1,244,311
760,866	Pool #RA2158, 3.00%, 2/1/50	675,041
737,157	Pool #RA2162, 3.00%, 2/1/50	654,006
732,723	Pool #RA2255, 3.00%, 3/1/50	650,072
1,077,052	Pool #RA2256, 3.00%, 3/1/50	955,561
727,578	Pool #RA2340, 3.00%, 3/1/50	645,423
293,777	Pool #RA2395, 2.50%, 4/1/50	250,373
436,132	Pool #RA3097, 2.50%, 7/1/50	373,666
1,369,449	Pool #RA3207, 2.50%, 7/1/50	1,166,696
2,833,407	Pool #RA3208, 2.50%, 7/1/50	2,413,907
821,801	Pool #RA3339, 2.00%, 8/1/50	673,209
1,326,050	Pool #RA3552, 2.00%, 9/1/50	1,086,283
1,145,631	Pool #RA3553, 2.50%, 8/1/50	975,926
3,423,257	Pool #RA3679, 2.00%, 9/1/50	2,803,864
1,654,482	Pool #RA3680, 2.50%, 9/1/50	1,409,400
780,790	Pool #RA3711, 2.00%, 9/1/50	639,516
593,644	Pool #RA3712, 2.50%, 9/1/50	505,661
487,342	Pool #RA3733, 2.00%, 10/1/50	399,164
714,105	Pool #RA3734, 2.50%, 10/1/50	608,268
804,281	Pool #RA3747, 2.00%, 9/1/50	658,857
1,669,398	Pool #RA3751, 2.00%, 10/1/50	1,366,477
2,511,355	Pool #RA3803, 1.50%, 12/1/50	1,943,336
392,162	Pool #RA3861, 1.50%, 10/1/50	303,463
1,573,752	Pool #RA3862, 2.00%, 10/1/50	1,289,003
1,605,123	Pool #RA3917, 1.50%, 10/1/50	1,242,076
3,475,706	Pool #RA3918, 2.00%, 10/1/50	2,846,392
801,271	Pool #RA3928, 1.50%, 11/1/50	620,039
199,791	Pool #RA3929, 2.00%, 10/1/50	164,546
562,827	Pool #RA4018, 2.00%, 1/1/51	460,712
510,142	Pool #RA4055, 2.00%, 11/1/50	417,775
703,230	Pool #RA4056, 1.50%, 11/1/50	544,173
7,028,045	Pool #RA4195, 2.00%, 12/1/50	5,754,671
4,956,123	Pool #RA4254, 2.00%, 12/1/50	4,057,534
835,789	Pool #RA4274, 1.50%, 12/1/50	646,750
1,066,947	Pool #RA4357, 2.00%, 1/1/51	873,500

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 1,520,044	Pool #RA4377, 2.00%, 2/1/51	$1,243,517
2,205,738	Pool #RA4420, 2.00%, 1/1/51	1,805,545
3,126,184	Pool #RA4503, 2.00%, 2/1/51	2,558,992
866,368	Pool #RA4548, 2.00%, 2/1/51	709,181
1,993,870	Pool #RA4578, 2.00%, 2/1/51	1,630,292
345,794	Pool #RA4590, 2.00%, 2/1/51	282,739
279,007	Pool #RA4597, 2.00%, 2/1/51	228,386
245,646	Pool #RA4618, 2.00%, 2/1/51	201,077
824,923	Pool #RA4621, 2.00%, 2/1/51	674,500
1,362,914	Pool #RA4738, 2.00%, 3/1/51	1,114,389
3,918,593	Pool #RA4745, 2.00%, 3/1/51	3,204,045
1,394,278	Pool #RA4775, 2.00%, 3/1/51	1,140,034
1,108,548	Pool #RA4835, 2.50%, 3/1/51	941,004
2,129,480	Pool #RA4872, 2.50%, 4/1/51	1,807,635
7,926,010	Pool #RA5020, 2.00%, 4/1/51	6,479,735
3,255,432	Pool #RA5021, 1.50%, 4/1/51	2,527,523
404,220	Pool #RA5043, 2.50%, 4/1/51	343,111
643,420	Pool #RA5045, 2.50%, 5/1/51	546,150
2,967,218	Pool #RA5068, 2.00%, 4/1/51	2,425,415
1,655,495	Pool #RA5173, 2.50%, 4/1/51	1,405,223
966,528	Pool #RA5195, 2.50%, 5/1/51	819,593
766,385	Pool #RA5197, 2.50%, 5/1/51	650,526
1,317,881	Pool #RA5217, 2.50%, 5/1/51	1,130,259
1,919,800	Pool #RA5234, 2.50%, 5/1/51	1,629,497
1,110,285	Pool #RA5237, 2.50%, 5/1/51	942,436
2,066,712	Pool #RA5350, 2.50%, 6/1/51	1,754,193
2,738,065	Pool #RA5379, 2.50%, 6/1/51	2,324,028
1,600,061	Pool #RA5387, 2.50%, 6/1/51	1,367,276
237,373	Pool #RA5404, 2.50%, 6/1/51	201,469
7,869,459	Pool #RA5427, 2.50%, 6/1/51	6,679,170
1,202,008	Pool #RA5509, 2.50%, 7/1/51	1,020,199
468,508	Pool #RA5525, 2.50%, 7/1/51	397,644
710,732	Pool #RA5541, 2.50%, 7/1/51	603,230
2,082,471	Pool #RA5621, 2.50%, 8/1/51	1,767,408
239,279	Pool #RA5686, 2.50%, 7/1/51	203,078
1,870,715	Pool #RA5701, 2.00%, 8/1/51	1,528,202
1,717,849	Pool #RA5719, 2.50%, 10/1/51	1,457,751
3,204,643	Pool #RA5726, 2.50%, 8/1/51	2,719,679
1,767,613	Pool #RA5796, 2.50%, 8/1/51	1,500,117
1,885,674	Pool #RA5873, 2.50%, 9/1/51	1,600,312
708,116	Pool #RA5874, 2.50%, 9/1/51	600,928
2,602,531	Pool #RA5948, 2.50%, 12/1/51	2,208,283
157,998	Pool #RA5951, 2.50%, 9/1/51	134,082
3,748,734	Pool #RA6030, 2.50%, 10/1/51	3,181,287
65,392	Pool #RA6108, 3.50%, 3/1/52	59,623
1,291,177	Pool #RA6117, 2.50%, 10/1/51	1,095,681
1,313,554	Pool #RA6276, 2.50%, 11/1/51	1,114,670

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 388,652	Pool #RA6305, 2.50%, 11/1/51	$329,807
1,245,275	Pool #RA6317, 2.50%, 11/1/51	1,056,729
86,927	Pool #RA6389, 2.50%, 11/1/51	74,161
1,893,615	Pool #RA6516, 2.50%, 12/1/51	1,606,758
1,520,739	Pool #RA6687, 3.00%, 1/1/52	1,342,736
2,902,767	Pool #RA6743, 2.50%, 1/1/52	2,463,037
2,025,318	Pool #RA6760, 3.00%, 2/1/52	1,788,255
1,207,109	Pool #RA6782, 3.00%, 2/1/52	1,067,895
2,526,598	Pool #RA6801, 3.00%, 2/1/52	2,232,174
4,191,288	Pool #RA6858, 3.00%, 3/1/52	3,693,087
1,503,967	Pool #RA6930, 3.50%, 3/1/52	1,371,279
1,080,785	Pool #RA6978, 3.50%, 3/1/52	990,399
1,773,384	Pool #RA6983, 2.50%, 3/1/52	1,502,874
480,632	Pool #RA7098, 3.50%, 3/1/52	438,153
171,316	Pool #RA7146, 3.50%, 4/1/52	156,149
2,107,598	Pool #RA7162, 3.50%, 4/1/52	1,921,000
210,577	Pool #RA7284, 3.50%, 4/1/52	192,594
110,387	Pool #RA7344, 4.00%, 4/1/52	103,942
6,357,867	Pool #RA7454, 4.00%, 6/1/52	5,963,993
4,262,937	Pool #RA7469, 4.00%, 5/1/52	3,998,846
9,531,836	Pool #RA7503, 4.50%, 7/1/52	9,161,139
2,937,433	Pool #RA7714, 4.50%, 7/1/52	2,823,195
2,654,834	Pool #RA7872, 4.50%, 9/1/52	2,551,587
5,511,576	Pool #RA7897, 4.50%, 9/1/52	5,297,229
3,290,308	Pool #RA8627, 5.50%, 3/1/53	3,279,062
1,940,279	Pool #RA8684, 5.00%, 3/1/53	1,901,332
972,656	Pool #WA3211, 1.91%, 9/1/35	745,651
1,067,587	Pool #WA3305, 1.75%, 6/1/37	776,021
936,130	Pool #WA5002, 2.62%, 11/1/31	821,532
250,000	Pool #WN2304, 4.45%, 12/1/32	248,688
1,000,000	Pool #WN3049, 2.39%, 9/1/31	856,380
426,817	Pool #ZA4828, 4.00%, 3/1/47	406,316
61,250	Pool #ZA4891, 3.50%, 3/1/47	56,962
430,532	Pool #ZA4892, 4.00%, 5/1/47	409,852
465,288	Pool #ZA4893, 3.50%, 4/1/47	431,182
664,400	Pool #ZA4912, 3.50%, 5/1/47	613,131
615,085	Pool #ZA4913, 4.00%, 5/1/47	585,541
607,624	Pool #ZA5036, 3.50%, 9/1/47	560,736
917,240	Pool #ZA5070, 3.50%, 11/1/47	846,460
156,181	Pool #ZA5090, 3.50%, 11/1/47	144,570
669,179	Pool #ZA5174, 3.50%, 12/1/47	617,541
1,425,413	Pool #ZA5238, 3.50%, 2/1/48	1,315,419
410,978	Pool #ZA5245, 3.50%, 1/1/48	379,264
960,657	Pool #ZA5253, 3.50%, 1/1/48	886,527
393,770	Pool #ZA5254, 4.00%, 1/1/48	376,084
585,934	Pool #ZA5308, 4.00%, 1/1/48	557,790
759,640	Pool #ZA5575, 4.00%, 7/1/48	722,679
620,001	Pool #ZA5637, 4.50%, 8/1/48	605,064

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 517,804	Pool #ZA5645, 4.00%, 8/1/48	$492,610
58,896	Pool #ZA6576, 3.50%, 4/1/49	54,564
84,933	Pool #ZI0238, 5.00%, 6/1/33	84,728
147,723	Pool #ZI0412, 5.00%, 8/1/33	147,368
61,620	Pool #ZI0543, 4.50%, 8/1/33	60,653
43,698	Pool #ZI0549, 5.00%, 8/1/33	43,593
4,447	Pool #ZI0807, 5.00%, 9/1/33	4,436
105,435	Pool #ZI1023, 5.50%, 11/1/33	106,903
82,602	Pool #ZI1353, 5.50%, 1/1/34	83,752
124,634	Pool #ZI1493, 5.50%, 1/1/34	126,369
98,898	Pool #ZI1524, 5.50%, 2/1/34	100,275
63,619	Pool #ZI1630, 5.50%, 3/1/34	64,674
143,687	Pool #ZI1689, 5.50%, 4/1/34	146,069
59,099	Pool #ZI1802, 5.50%, 4/1/34	60,078
126,559	Pool #ZI1991, 5.00%, 5/1/34	126,458
101,202	Pool #ZI2332, 5.00%, 6/1/34	101,122
135,151	Pool #ZI2939, 5.50%, 12/1/34	137,391
82,278	Pool #ZI3102, 5.00%, 1/1/35	82,212
77,358	Pool #ZI3254, 5.50%, 4/1/35	79,042
164,357	Pool #ZI3507, 5.00%, 9/1/35	164,567
92,411	Pool #ZI3713, 5.00%, 5/1/35	92,529
75,389	Pool #ZI4118, 5.50%, 1/1/36	77,030
134,658	Pool #ZI4120, 5.50%, 1/1/36	137,589
184,471	Pool #ZI4200, 5.50%, 2/1/36	188,487
78,804	Pool #ZI4201, 6.00%, 2/1/36	82,255
213,734	Pool #ZI4429, 5.00%, 6/1/35	214,007
54,606	Pool #ZI4521, 5.50%, 7/1/35	55,795
154,651	Pool #ZI4572, 5.50%, 8/1/35	158,018
62,385	Pool #ZI4605, 5.50%, 9/1/35	63,743
7,543	Pool #ZI4606, 5.50%, 9/1/35	7,707
38,197	Pool #ZI4704, 5.00%, 11/1/35	38,246
112,433	Pool #ZI4705, 5.00%, 11/1/35	112,577
47,468	Pool #ZI4706, 5.50%, 11/1/35	48,501
199,025	Pool #ZI4979, 6.00%, 6/1/36	208,879
34,155	Pool #ZI5006, 6.00%, 6/1/36	35,846
164,107	Pool #ZI5912, 5.50%, 4/1/37	168,349
84,950	Pool #ZI6311, 5.50%, 6/1/37	87,146
57,269	Pool #ZI6814, 6.00%, 10/1/37	60,262
51,357	Pool #ZI6976, 5.50%, 7/1/37	52,684
199,168	Pool #ZI9925, 5.00%, 4/1/40	200,704
66,435	Pool #ZJ0038, 4.50%, 5/1/40	65,610
207,783	Pool #ZJ0482, 4.50%, 9/1/40	205,204
217,351	Pool #ZJ0844, 4.00%, 12/1/40	208,764
118,626	Pool #ZJ1058, 4.00%, 12/1/40	113,940
87,753	Pool #ZJ1264, 4.00%, 1/1/41	84,379
230,960	Pool #ZJ1444, 4.00%, 3/1/41	221,762
97,295	Pool #ZJ1445, 4.50%, 3/1/41	95,930

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 46,848	Pool #ZJ5032, 6.50%, 5/1/31	$48,737
28,579	Pool #ZJ5458, 6.50%, 11/1/31	29,731
25,090	Pool #ZJ5928, 6.50%, 3/1/32	26,106
72,620	Pool #ZJ6638, 6.00%, 11/1/32	75,456
59,252	Pool #ZJ6955, 5.50%, 3/1/33	60,077
42,734	Pool #ZJ6956, 5.50%, 3/1/33	43,329
51,285	Pool #ZK4661, 2.50%, 11/1/27	48,803
290,727	Pool #ZL2630, 3.50%, 12/1/41	271,574
320,773	Pool #ZL2708, 3.50%, 1/1/42	299,641
847,057	Pool #ZL5676, 3.00%, 4/1/43	765,664
390,090	Pool #ZL6090, 3.00%, 6/1/43	352,606
183,359	Pool #ZL6097, 3.00%, 6/1/43	165,740
540,275	Pool #ZL9372, 3.00%, 4/1/45	484,170
346,803	Pool #ZL9669, 3.50%, 6/1/45	321,673
198,955	Pool #ZM1422, 3.50%, 7/1/46	183,692
215,168	Pool #ZM1423, 3.50%, 7/1/46	198,661
157,219	Pool #ZM1736, 3.00%, 9/1/46	140,831
872,734	Pool #ZM1738, 3.00%, 9/1/46	781,119
524,904	Pool #ZM8750, 4.00%, 9/1/48	499,364
284,762	Pool #ZN1022, 4.00%, 11/1/48	270,907
11,396	Pool #ZN5269, 6.50%, 10/1/31	11,856
41,017	Pool #ZN5316, 5.00%, 5/1/34	40,984
63,323	Pool #ZN5321, 5.50%, 5/1/34	64,373
38,753	Pool #ZN5322, 5.50%, 5/1/34	39,395
45,873	Pool #ZN5332, 5.00%, 11/1/34	45,836
619,392	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(a)	575,277
361,658	Series 2018-SB52, Class A10F, 3.48%, 6/25/28(a)	341,063
791,601	Series 2018-SB53, Class A10F, 3.66%, 6/25/28(a)	746,079
273,225	Series 2018-SB56, Class A10F, 3.70%, 10/25/28(a)	257,647
481,601	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(a)	440,925
599,749	Series 2019-SB66, Class A5H, 2.32%, 6/25/39(a)	579,197
1,360,488	Series 2020-SB81, Class A10H, 1.26%, 10/25/40(a)	1,113,781
989,226	Series 2022-SB100, Class A10F, 2.01%, 5/25/32(a)	827,164
787,751	Series 2022-SB96, Class A7F, 1.88%, 1/25/29(a)	682,465
2,912,680	Series Q014, Class A1, 1.56%, 1/25/36	2,338,877

		233,739,172

Ginnie Mae — 3.98%
185,517	Pool #442423, 4.00%, 9/20/41	179,900
112,528	Pool #616936, 5.50%, 1/15/36	116,208
697,945	Pool #618363, 4.00%, 9/20/41	673,014
346,703	Pool #664269, 5.85%, 6/15/38	346,703
20,978	Pool #675509, 5.50%, 6/15/38	21,170
139,052	Pool #697672, 5.50%, 12/15/38	142,307
60,803	Pool #697814, 5.00%, 2/15/39	61,102
305,847	Pool #697885, 4.50%, 3/15/39	302,541
94,083	Pool #698112, 4.50%, 5/15/39	93,067
438,556	Pool #698113, 4.50%, 5/15/39	433,816

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 695,985	Pool #713519, 6.00%, 7/15/39	$734,712
161,284	Pool #716822, 4.50%, 4/15/39	159,541
57,739	Pool #716823, 4.50%, 4/15/39	57,115
217,345	Pool #720080, 4.50%, 6/15/39	214,996
245,093	Pool #724629, 5.00%, 7/20/40	247,965
314,211	Pool #726550, 5.00%, 9/15/39	316,107
143,277	Pool #729346, 4.50%, 7/15/41	141,623
212,325	Pool #738844, 3.50%, 10/15/41	198,564
141,304	Pool #738845, 3.50%, 10/15/41	131,645
203,873	Pool #738862, 4.00%, 10/15/41	196,848
173,961	Pool #747241, 5.00%, 9/20/40	176,000
532,772	Pool #748654, 3.50%, 9/15/40	492,874
97,878	Pool #748846, 4.50%, 9/20/40	96,920
257,455	Pool #757016, 3.50%, 11/15/40	242,545
162,784	Pool #757017, 4.00%, 12/15/40	157,161
253,670	Pool #759297, 4.00%, 1/20/41	246,943
145,702	Pool #759298, 4.00%, 2/20/41	141,838
141,734	Pool #762877, 4.00%, 4/15/41	136,090
79,022	Pool #763564, 4.50%, 5/15/41	78,110
172,101	Pool #770481, 4.00%, 8/15/41	166,185
39,489	Pool #770482, 4.50%, 8/15/41	39,033
265,201	Pool #770517, 4.00%, 8/15/41	256,064
116,137	Pool #770529, 4.00%, 8/15/41	111,944
45,452	Pool #770537, 4.00%, 8/15/41	43,923
137,321	Pool #770738, 4.50%, 6/20/41	136,373
155,428	Pool #779592, 4.00%, 11/20/41	150,838
102,346	Pool #779593, 4.00%, 11/20/41	99,070
248,444	Pool #AA6312, 3.00%, 4/15/43	226,045
331,458	Pool #AA6424, 3.00%, 5/15/43	299,662
594,513	Pool #AB2733, 3.50%, 8/15/42	555,996
289,284	Pool #AB2745, 3.00%, 8/15/42	261,370
652,868	Pool #AB2841, 3.00%, 9/15/42	589,871
43,247	Pool #AB2843, 3.00%, 9/15/42	39,340
106,290	Pool #AB2852, 3.50%, 9/15/42	99,787
386,830	Pool #AE6946, 3.00%, 6/15/43	351,955
71,010	Pool #AG8915, 4.00%, 2/20/44	68,526
318,497	Pool #AK6446, 3.00%, 1/15/45	288,501
384,085	Pool #AK7036, 3.00%, 4/15/45	346,183
287,297	Pool #AO3594, 3.50%, 8/20/45	269,645
149,533	Pool #AP3887, 3.50%, 9/20/45	138,973
319,789	Pool #AR4919, 3.50%, 3/20/46	299,876
467,523	Pool #AR4970, 3.50%, 4/20/46	431,588
435,277	Pool #AS2921, 3.50%, 4/20/46	404,271
353,723	Pool #AS4332, 3.00%, 6/20/46	316,985
409,123	Pool #AS5511, 3.50%, 3/20/46	378,911
703,483	Pool #AX7237, 3.50%, 11/20/46	656,745
553,860	Pool #BO2104, 3.00%, 8/20/49	495,930

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 1,479,780	Pool #BR3787, 3.00%, 12/20/49	$1,325,005
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(a)	643,174
308,057	Series 2012-107, Class A, 1.15%, 1/16/45	288,126
891,702	Series 2012-115, Class A, 2.13%, 4/16/45	804,490
889,703	Series 2012-120, Class A, 1.90%, 2/16/53	797,180
384,260	Series 2012-131, Class A, 1.90%, 2/16/53	344,629
141,359	Series 2012-144, Class AD, 1.77%, 1/16/53	128,595
8,633	Series 2012-35, Class C, 3.25%, 11/16/52(a)	8,431
120,309	Series 2013-105, Class A, 1.71%, 2/16/37	118,309
86,008	Series 2013-126, Class BK, 2.45%, 10/16/47(a)	78,109
187,331	Series 2013-29, Class AB, 1.77%, 10/16/45	175,178
171,930	Series 2013-63, Class AB, 1.38%, 3/16/45	166,902
295,360	Series 2013-97, Class AC, 2.00%, 6/16/45	272,208
33,149	Series 2015-107, Class AB, 2.50%, 11/16/49	29,909
473,020	Series 2015-114, Class AD, 2.50%, 11/15/51	443,012
177,669	Series 2015-128, Class AD, 2.50%, 12/16/50	165,945
150,049	Series 2015-130, Class AH, 2.90%, 8/16/47(a)	143,733
886,347	Series 2015-135, Class AC, 2.35%, 4/16/49	784,302
354,055	Series 2015-136, Class AC, 2.50%, 3/16/47	326,153
131,525	Series 2015-15, Class A, 2.00%, 11/16/48	119,454
391,393	Series 2015-154, Class AD, 2.50%, 5/16/54	343,915
324,299	Series 2015-171, Class DA, 2.37%, 3/16/46	289,713
290,359	Series 2015-22, Class A, 2.40%, 8/16/47	271,001
431,632	Series 2015-70, Class AB, 2.30%, 11/16/48	387,615
21,750	Series 2015-98, Class AB, 2.20%, 11/16/43	21,212
90,942	Series 2016-11, Class AD, 2.25%, 11/16/43	87,405
159,579	Series 2016-14, Class AB, 2.15%, 8/16/42	150,736
953,751	Series 2016-152, Class EA, 2.20%, 8/15/58	795,905
959,533	Series 2016-157, Class AC, 2.00%, 11/16/50	826,440
23,919	Series 2016-26, Class A, 2.25%, 12/16/55	23,630
139	Series 2016-36, Class AB, 2.30%, 6/16/56	139
274,622	Series 2016-39, Class AH, 2.50%, 9/16/44	256,130
100,514	Series 2016-50, Class A, 2.30%, 7/16/52	95,874
398,244	Series 2016-64, Class CA, 2.30%, 3/16/45	373,177
28,212	Series 2016-67, Class A, 2.30%, 7/16/56	27,906
176,964	Series 2016-94, Class AC, 2.20%, 8/16/57	150,416
121,888	Series 2016-96, Class BA, 1.95%, 3/16/43	115,888
500,098	Series 2017-127, Class AB, 2.50%, 2/16/59	424,148
836,353	Series 2017-135, Class AE, 2.60%, 10/16/58	715,670
298,247	Series 2017-140, Class A, 2.50%, 2/16/59	252,296
80,105	Series 2017-157, Class AH, 2.55%, 2/16/53	73,694
229,910	Series 2017-41, Class AC, 2.25%, 3/16/57	216,256
430,262	Series 2017-46, Class A, 2.50%, 11/16/57	363,729
278,329	Series 2017-71, Class AS, 2.70%, 4/16/57	254,522
174,575	Series 2017-9, Class AE, 2.40%, 9/16/50	158,965

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 416,442	Series 2018-2, Class AD, 2.40%, 3/16/59	$371,383
217,522	Series 2018-26, Class AD, 2.50%, 3/16/52	203,017

		28,474,641

Small Business Administration — 0.05%
91,911	Pool #510751, (Prime Index + 0.325%), 8.33%, 6/25/30(b)	96,292
111,471	Pool #530222, (Prime Index + 0.635%), 8.64%, 7/25/32(b)	118,326
128,734	Pool #540104, (Prime Index + 2.599%), 10.60%, 3/25/33(b)	143,703

		358,321

Total U.S. Government Agency Backed Mortgages (Cost $770,360,248)		686,183,030

U.S. Government Agency Obligations — 5.30%
Small Business Administration — 5.30%
135,965	Certificate of Originator’s Fee, 0.23%, 4/15/31(b),(c)	671
200,734	Certificate of Originator’s Fee, 0.70%, 4/23/32(b),(c)	2,835
560,469	Certificate of Originator’s Fee, 0.98%, 4/15/31(b),(c)	11,788
304,864	Certificate of Originator’s Fee, 1.23%, 3/15/31(b),(c)	8,048
749,754	Certificate of Originator’s Fee, 1.23%, 4/15/31(b),(c)	19,792
404,145	Certificate of Originator’s Fee, 1.23%, 5/15/31(b),(c)	10,669
243,399	Certificate of Originator’s Fee, 1.23%, 5/15/31(b),(c)	6,425
373,275	Certificate of Originator’s Fee, 1.68%, 9/11/32(b),(c)	12,600
531,055	Certificate of Originator’s Fee, 1.93%, 5/4/32(b),(c)	20,594
339,564	Certificate of Originator’s Fee, 2.22%, 2/20/29(b),(c)	15,112
225,790	3.36%, 7/8/24(a),(c)	238,168
277,703	3.85%, 9/16/34(a),(c)	303,854
56,195	4.33%, 12/15/30(b),(c)	63,380
313,553	(Prime Index - 2.600%), 5.40%, 9/25/41(b)	312,665
175,123	(Prime Index - 2.600%), 5.40%, 9/25/41(b)	174,577
237,385	(Prime Index - 2.600%), 5.40%, 7/25/42(b)	236,671
559,204	(Prime Index - 2.550%), 5.45%, 7/25/42(b)	558,196
204,320	(Prime Index - 2.525%), 5.48%, 11/25/41(b)	204,069
257,731	(Prime Index - 2.500%), 5.50%, 2/25/28(b)	257,647
103,924	6.08%, 12/19/29(a),(c)	92,465
131,080	6.58%, 4/8/29(b),(c)	149,839
475,588	(Prime Index - 1.400%), 6.60%, 7/25/41(b)	485,107
232,924	7.08%, 7/25/30	229,238
1,092,503	(Prime Index - 0.675%), 7.33%, 9/25/43(b)	1,139,666
4,097,431	(Prime Index - 0.675%), 7.33%, 11/25/45(b)	4,310,556
2,536,400	(Prime Index - 0.675%), 7.33%, 1/25/46(b)	2,662,824
112,873	(Prime Index - 0.411%), 7.59%, 11/25/27(b)	114,193
960,306	(Prime Index - 0.352%), 7.65%, 12/25/45(b)	1,015,927
140,857	(Prime Index - 0.188%), 7.81%, 2/25/40(b)	145,501
272,426	(Prime Index - 0.101%), 7.90%, 7/25/29(b)	278,066
54,761	(Prime Index + 0.071%), 8.07%, 12/25/40(b)	57,160
212,758	(Prime Index + 0.093%), 8.09%, 6/25/29(b)	217,246
288,211	(Prime Index + 0.098%), 8.10%, 8/25/29(b)	294,633

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 523,949	(Prime Index + 0.122%), 8.12%, 1/25/46(b)	$561,598
286,874	(Prime Index + 0.189%), 8.19%, 11/25/28(b)	291,788
78,692	(Prime Index + 0.325%), 8.33%, 10/25/30(b)	82,618
2,293,425	(Prime Index + 0.325%), 8.33%, 11/25/30(b)	2,403,053
1,106,728	(Prime Index + 0.325%), 8.33%, 6/25/31(b)	1,164,802
1,539,315	(Prime Index + 0.325%), 8.33%, 7/25/31(b)	1,624,664
532,228	(Prime Index + 0.325%), 8.33%, 2/25/45(b)	574,020
932,292	(Prime Index + 0.325%), 8.33%, 8/25/46(b)	1,010,130
50,291	(Prime Index + 0.355%), 8.36%, 2/25/26(b)	50,975
2,071,178	(Prime Index + 0.375%), 8.38%, 5/25/31(b)	2,179,029
277,720	(Prime Index + 0.375%), 8.38%, 10/25/31(b)	292,353
931,054	(Prime Index + 0.375%), 8.38%, 8/25/46(b)	1,000,044
2,194,017	(Prime Index + 0.535%), 8.54%, 12/25/45(b)	2,367,241
1,161,207	(Prime Index + 0.575%), 8.58%, 4/25/31(b)	1,222,184
648,860	(Prime Index + 0.664%), 8.66%, 11/25/30(b)	684,759
40,519	(Prime Index + 0.700%), 8.70%, 2/25/28(b)	41,795
356,239	(Prime Index + 0.727%), 8.73%, 5/25/29(b)	365,786
319,176	(Prime Index + 0.745%), 8.75%, 3/25/30(b)	329,519
131,202	(Prime Index + 0.792%), 8.79%, 9/25/28(b)	134,313
190,754	(Prime Index + 0.801%), 8.80%, 2/25/28(b)	197,079
140,599	(Prime Index + 0.799%), 8.80%, 3/25/29(b)	144,328
322,747	(Prime Index + 0.817%), 8.82%, 6/25/29(b)	331,671
259,395	(Prime Index + 0.828%), 8.83%, 2/25/29(b)	266,426
1,668,760	(Prime Index + 0.825%), 8.83%, 9/25/31(b)	1,779,212
111,940	(Prime Index + 0.864%), 8.86%, 3/25/31(b)	118,289
53,610	(Prime Index + 0.872%), 8.87%, 6/25/28(b)	54,700
95,693	(Prime Index + 0.875%), 8.88%, 2/25/30(b)	98,606
202,489	(Prime Index + 0.883%), 8.88%, 8/25/30(b)	213,554
806,367	(Prime Index + 0.912%), 8.91%, 12/25/30(b)	851,670
270,429	(Prime Index + 0.915%), 8.92%, 7/25/30(b)	280,258
32,268	(Prime Index + 0.689%), 8.94%, 8/25/27(b)	32,778
58,939	(Prime Index + 0.940%), 8.94%, 1/25/29(b)	60,332
135,150	(Prime Index + 0.944%), 8.94%, 5/25/29(b)	141,409
58,821	(Prime Index + 0.936%), 8.94%, 7/25/29(b)	61,635
146,844	(Prime Index + 0.972%), 8.97%, 7/25/29(b)	151,385
147,432	(Prime Index + 0.996%), 9.00%, 1/25/31(b)	155,915
36,689	(Prime Index + 1.015%), 9.02%, 11/25/28(b)	38,236
241,192	(Prime Index + 1.027%), 9.03%, 2/25/31(b)	255,260
116,415	(Prime Index + 1.051%), 9.05%, 9/25/29(b)	122,276
198,245	(Prime Index + 1.062%), 9.06%, 12/25/29(b)	208,711
121,900	(Prime Index + 1.069%), 9.07%, 6/25/30(b)	128,968
47,656	9.08%, 9/25/29	48,793
255,461	(Prime Index + 1.154%), 9.15%, 9/25/28(b)	261,431
23,063	(Prime Index + 1.207%), 9.21%, 11/25/26(b)	23,784
163,009	(Prime Index + 1.214%), 9.21%, 5/25/29(b)	167,697
85,603	(Prime Index + 1.221%), 9.22%, 6/25/29(b)	89,730
405,837	(Prime Index + 1.279%), 9.28%, 6/25/31(b)	434,128
76,794	(Prime Index + 1.282%), 9.28%, 10/25/31(b)	82,224

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 157,605	(Prime Index + 1.575%), 9.58%, 7/25/30(b)	$167,371
22,473	(Prime Index + 1.604%), 9.60%, 7/25/28(b)	23,124
78,730	9.88%, 6/7/29(c)	79,463
62,329	(Prime Index + 2.325%), 10.33%, 10/25/30(b)	67,221
178,085	(Prime Index + 2.325%), 10.33%, 1/25/31(b)	194,078

		37,362,595

Total U.S. Government Agency Obligations (Cost $38,603,186)		37,362,595

Municipal Bonds — 1.95%
California — 0.82%
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	1,715,348
820,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 7/31/23 @ 100	820,166
200,000	City & County of San Francisco GO, 1.95%, 6/15/27	180,227
1,790,000	City & County of San Francisco GO, Series A, 1.78%, 6/15/29	1,525,278
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,531,198

		5,772,217

Colorado — 0.02%
126,706	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	106,983

District of Columbia — 0.07%
549,351	District of Columbia Housing Finance Agency Series 2017 Revenue, Series A, 3.24%, 3/1/49, (Credit Support: FHA), Callable 1/1/70 @ 100	499,000

Illinois —0.07%
230,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 7/31/23 @ 100	230,148
315,430	Illinois State Housing Development Authority Revenue, Series A, 2.63%, 3/1/48, (Credit Support: FHA)	287,486

		517,634

Minnesota — 0.06%
462,264	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	423,422

Missouri — 0.09%
799,341	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	653,417

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
New York — 0.70%
$ 200,000	New York City Housing Development Corp. Revenue, Series G, 2.37%, 5/1/24	$194,703
40,000	New York City Housing Development Corp. Revenue, Series G, 2.47%, 11/1/24	38,422
300,000	New York City Housing Development Corp. Revenue, Series B, 1.02%, 5/1/26	267,175
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	279,548
200,000	New York City Housing Development Corp. Revenue, Series B, 1.12%, 11/1/26	175,404
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	475,248
160,000	New York City Housing Development Corp. Revenue, Series B, 1.38%, 5/1/27	139,162
250,000	New York City Housing Development Corp. Revenue, Series B, 1.48%, 11/1/27	214,597
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	940,025
500,000	New York City Housing Development Corp. Revenue, State of New York Mortgage Agency, 3.33%, 2/1/28, (Credit Support: SONYMA), Callable 8/1/25 @ 100	463,678
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	462,680
330,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 7/31/23 @ 100	327,828
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 7/31/23 @ 100	966,124

		4,944,594

Vermont — 0.01%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	89,861

Washington — 0.11%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	748,595

Total Municipal Bonds		13,755,723

(Cost $15,029,960)
Corporate Bond — 0.03%
Consumer, Non-cyclical — 0.03%
185,000	Montefiore Medical Center, 2.15%, 10/20/26	168,243

Total Corporate Bond (Cost $185,000)		168,243

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
Investment Company — 1.04%
7,352,394	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	$7,352,394

Total Investment Company (Cost $7,352,394)		7,352,394

Total Investments (Cost $831,530,788) — 105.60%		$744,821,985
Liabilities in excess of other assets — (5.60)%		(39,472,821)

NET ASSETS — 100.00%		$705,349,164

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Floating rate note. Rate shown is as of report date.
(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)	Affiliated investment.

Financial futures contracts as of June 30, 2023:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	40	September 2023	$(23,153)	USD	$4,737,500	Barclays Capital Group
2 Year U.S. Treasury Note	100	September 2023	(225,070)	USD	20,334,375	Barclays Capital Group

Total			$(248,223)

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

SONYMA - State of New York Mortgage Agency

TBA - To-be-announced

USD - United States Dollar